Revenue from Contracts with Customers - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 0	$ 123,820
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percenatge of revenue		85.00%
British Virgin Island
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percenatge of revenue		15.00%